Class A Ordinary Shares Subject to Possible Redemption (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
IPO [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Accretion amount | $	$ 31,410,398
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Shares subject to possible redemption | shares	34,500,000